Expense Example, No Redemption - BLACKROCK ENERGY OPPORTUNITIES FUND - INVESTOR C	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 208
Expense Example, No Redemption, 3 Years	649
Expense Example, No Redemption, 5 Years	1,116
Expense Example, No Redemption, 10 Years	$ 2,224